Annual Total Returns - Fidelity International Small Cap Fund [BarChart] - 10.31 Fidelity International Small Cap Fund - AMCIZ PRO-13 - Fidelity International Small Cap Fund - Fidelity Advisor International Small Cap Fund: Class A
Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(15.78%)
Annual Return 2012	18.53%
Annual Return 2013	34.71%
Annual Return 2014	(5.68%)
Annual Return 2015	6.07%
Annual Return 2016	7.87%
Annual Return 2017	32.53%
Annual Return 2018	(16.31%)
Annual Return 2019	21.12%
Annual Return 2020	9.63%